Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net Loss	$ (37,121)	$ (34,215)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	437	415
Share-based compensation	11,399	9,428
Warrants to service providers	639	432
Revaluation of warrants	(335)	(490)
Revaluation of convertible bonds accretion	140
Changes in operating assets and liabilities:
Decrease in trade receivable	640	186
Decrease (increase) in prepaid expenses and other receivables	(88)	562
Issuance costs related to convertible bonds	737
Operating lease ROU assets and liabilities, net	165	(4)
Increase (decrease) in trade payables	(231)	(652)
Increase (decrease) in employees and payroll accruals	180	(340)
Decrease in accrued expenses and other payables	(839)	(3,789)
Net cash used in operating activities	(24,277)	(28,467)
Cash flows from investing activities:
Change in bank deposits	15,382	(25,215)
Purchase of property and equipment	(533)	(190)
Net cash provided by (used in) investing activities	14,849	(25,405)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs		22,496
Issuance costs related to convertible debentures	(459)
Proceeds from exercise of options	205	703
Net cash provided by (used in) financing activities	(254)	23,199
Effect of exchange rate fluctuations on cash and cash equivalent	(197)	721
Decrease in cash, cash equivalents and restricted cash	(9,879)	(29,952)
Cash, cash equivalents and restricted cash at the beginning of period	28,750	54,315
Cash, cash equivalents and restricted cash at the end of period	19,068	23,642
Supplemental non-cash disclosure:
Purchase of property and equipment	24	2
Lease liabilities arising from obtaining right-of-use assets	553	98
Issuance of convertible bonds	$ 30,695